Joint Venture (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loss on Investment in Joint Venture Details
Corporate Joint Venture	$ 105	$ 778
Equity Method Investment, Ownership Percentage	50.00%